Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2016
Registrant Name	NEUBERGER BERMAN ALTERNATIVE FUNDS
Central Index Key	0001317474
Amendment Flag	false
Document Creation Date	Feb. 24, 2017
Document Effective Date	Feb. 28, 2017
Prospectus Date	Feb. 28, 2017